ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership	100.00%
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member] | Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Debt instrument face amount	¥ 50,000
Debt instrument term	15 days
Beijing Linghang Shengshi Advertising Co., Ltd. Linghang Shengsh [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Minimum annual service fee percentage	0.50%
Variable Interest Entity, Primary Beneficiary [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership	100.00%
VIEs net revenue percentage	100.00%	96.60%	77.70%
VIEs total asset percentage	97.60%	71.50%
VIEs total liabilities percentage	190.30%	69.30%
Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Minimum annual service fee percentage	1.00%